Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Revenue From Collaboration Agreements
Schedule of revenue from collaboration agreements
	Six months ended
	June 30,	June 30,
	2022	2021
	£	£
Revenue from collaboration agreements	989,330	989,330